UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [X]; Amendment Number: 2
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 F&C Asset Management plc
Address:              80 George Street, Edinburgh EH2 3BU
                      Scotland, UK

Form 13F File Number: 28-11312

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Marrack Tonkin
Title:                Company Secretary
Phone:                44 131 718 1247

Signature, Place, and Date of Signing:

/s/ Marrack Tonkin                  Edinburgh                11 January 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:           681

Form 13F Information Table Value Total:     8,895,006
                                           (x$1000)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                      F&C ASSET MANAGEMENT PLC
                                           As of 9/30/07

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7       Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/  Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Amount     PRN CALL  Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

ACI WORLDWIDE INC             COM            004498101   11,127    497,862    SH          sole         n/a      497,862
